Schedule of Investments (unaudited) January 31, 2021	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.9%
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	$1,665	$1,870,095
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	3,175	3,570,922
Series D, Sub Lien, 6.00%, 10/01/42	7,410	8,606,863

		14,047,880

Alaska — 0.0%
Northern Tobacco Securitization Corp., Refunding RB, Series A, 4.63%, 06/01/23	155	155,253

Arizona — 3.0%
Glendale Industrial Development Authority, RB
5.00%, 05/15/41	190	215,242
5.00%, 05/15/56	750	843,952
Industrial Development Authority of the City of Phoenix, RB, Series A, 5.00%, 07/01/46(a)	3,575	3,792,789
Salt Verde Financial Corp., RB
5.00%, 12/01/32	7,365	9,946,801
5.00%, 12/01/37	5,000	7,267,050

		22,065,834

Arkansas — 1.0%
Arkansas Development Finance Authority, RB
5.00%, 12/01/47	1,120	1,398,365
AMT, 4.50%, 09/01/49(a)	5,230	5,763,094

		7,161,459

California — 5.2%
California Educational Facilities Authority, RB, Series V-1, 5.00%, 05/01/49	4,455	7,264,457
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/33	2,560	2,845,081
Series A, 4.00%, 04/01/45	820	953,840
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	305	335,884
Series A, 5.25%, 08/15/49	770	826,980
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(a)	1,650	1,762,596
California State Public Works Board, RB, Series I, 5.00%, 11/01/38	1,605	1,807,744
California Statewide Financing Authority, RB, Series A, 6.00%, 05/01/43	3,285	3,293,607
City of Los Angeles Department of Airports, RB(b)
5.00%, 05/15/31	715	976,404
5.00%, 05/15/32	860	1,164,698
5.00%, 05/15/33	850	1,145,375
5.00%, 05/15/34	885	1,186,502
5.00%, 05/15/35	1,400	1,864,422
5.00%, 05/15/38	605	797,608
5.00%, 05/15/39	650	854,145
5.00%, 05/15/40	1,360	1,781,464
5.00%, 05/15/41	1,460	1,906,220

Security	Par (000)	Value

California (continued)
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.25%, 06/01/47	$1,140	$1,189,886
Series A-2, 5.00%, 06/01/47	4,525	4,706,724
State of California, GO, (AMBAC), 5.00%, 04/01/31	10	10,039
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(c)	740	860,428

		37,534,104

Colorado — 1.7%
Arapahoe County School District No.6 Littleton, GO, Series A, (SAW), 5.50%, 12/01/43	2,635	3,503,628
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	3,735	4,283,522
Denver Connection West Metropolitan District, GO, Series A, 5.38%, 08/01/47	1,250	1,304,275
State of Colorado, COP, Series O, 4.00%, 03/15/44	2,695	3,180,342

		12,271,767

Connecticut — 0.7%
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/36	690	836,404
Series A, 4.00%, 05/01/39	440	528,374
State of Connecticut, GO, Series A, 4.00%, 01/15/38	3,080	3,705,179

		5,069,957

Delaware — 0.4%
Delaware Transportation Authority, RB, 5.00%, 06/01/55	2,430	2,812,433

District of Columbia — 6.5%
District of Columbia, Refunding RB
5.00%, 04/01/35	910	1,093,911
5.00%, 10/01/48	4,875	5,905,234
District of Columbia, TA, 5.13%, 06/01/41	4,440	4,510,152
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series A, 5.00%, 10/01/53	4,240	4,401,459
Series B, Subordinate, 4.00%, 10/01/49	1,615	1,835,674
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, CAB(d)
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/31	8,350	6,929,331
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/32	15,000	12,069,150
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/33	13,410	10,465,432

		47,210,343

Florida — 4.5%
Alachua County Health Facilities Authority, RB, Series A, 5.00%, 12/01/44	4,825	5,589,762
Capital Projects Finance Authority, Refunding RB
Series A-1, 5.00%, 10/01/32	405	473,157
Series A-1, 5.00%, 10/01/33	455	527,650
Series A-1, 5.00%, 10/01/34	455	524,952
Series A-1, 5.00%, 10/01/35	150	172,141
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	2,790	3,167,180

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Florida Development Finance Corp., RB
Series A, 5.00%, 06/15/40	$455	$520,980
Series A, 5.00%, 06/15/50	1,510	1,710,739
Series A, 5.00%, 06/15/55	905	1,023,356
Miami-Dade County Florida Aviation Revenue, Refunding RB
Series A, 4.00%, 10/01/37	680	831,701
Series A, 4.00%, 10/01/38	680	825,323
Series A, 4.00%, 10/01/39	505	611,015
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/21(c)	6,150	6,441,633
Santa Rosa Bay Bridge Authority, RB, 6.25%, 07/01/28(e)(f)	3,036	2,581,564
Sarasota County Florida Utility System Revenue RB
Series A, 5.00%, 10/01/45	905	1,198,184
Series A, 5.00%, 10/01/50	1,360	1,779,533
Volusia County Educational Facility Authority, Refunding RB, 5.00%, 10/15/49	3,695	4,510,819

		32,489,689

Georgia — 2.3%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	1,075	1,278,132
Georgia Housing & Finance Authority, RB, S/F Housing, Series B, 2.50%, 06/01/50	1,510	1,543,809
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	1,040	1,452,974
Series A, 5.00%, 05/15/36	1,040	1,466,597
Series A, 5.00%, 05/15/37	1,145	1,632,655
Series A, 5.00%, 05/15/38	630	908,038
Series A, 5.00%, 05/15/49	2,100	3,263,778
Municipal Electric Authority of Georgia, RB, 4.00%, 01/01/49	3,290	3,754,943
Municipal Electric Authority of Georgia, Refunding RB, Sub-Series A, 4.00%, 01/01/49	1,285	1,467,881

		16,768,807

Idaho — 1.4%
Power County Industrial Development Corp., RB, AMT, 6.45%, 08/01/32	10,000	10,047,300

Illinois — 10.7%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	3,095	3,461,788
Series D, 5.00%, 12/01/46	4,040	4,478,300
Series H, 5.00%, 12/01/36	460	545,486
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,365	1,617,757
Series D, 5.00%, 12/01/25	1,735	2,056,270
Series D, 5.00%, 12/01/31	1,000	1,211,930
Series F, 5.00%, 12/01/22	1,305	1,405,629
Series G, 5.00%, 12/01/34	455	543,634
Chicago O’Hare International Airport, Refunding RB, Series A, Senior Lien, 4.00%, 01/01/37	1,960	2,360,977
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(c)	2,130	2,220,610
Cook County Community College District No.508, GO, 5.50%, 12/01/38	1,635	1,828,666
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/47	500	533,110
Series A, 5.00%, 02/15/50	270	287,042

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 11/15/21(c)	$1,970	$2,045,471
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/45	2,705	3,493,291
Series C, 5.00%, 01/01/37	5,815	6,822,623
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	1,835	2,140,326
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	2,830	3,128,990
Metropolitan Pier & Exposition Authority, Refunding RB, CAB(d)
Series B, (AGM), 0.00%, 06/15/43	10,925	5,640,031
Series B, (AGM), 0.00%, 06/15/47	27,225	12,041,617
Railsplitter Tobacco Settlement Authority, RB(c)
5.50%, 06/01/21	2,730	2,778,594
6.00%, 06/01/21	2,335	2,380,766
State of Illinois, GO
5.50%, 07/01/38	4,000	4,369,040
5.00%, 02/01/39	3,195	3,524,053
Series A, 5.00%, 04/01/38	2,510	2,707,462
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/28	1,000	1,230,230
University of Illinois, RB, Series A, 5.00%, 04/01/44	2,045	2,309,378

		77,163,071

Indiana — 2.9%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	1,635	1,794,560
AMT, 7.00%, 01/01/44	3,950	4,313,479
Indiana Finance Authority, RB
Series A, 1st Lien, 5.25%, 10/01/38	6,665	6,881,013
Series A, AMT, 5.00%, 07/01/44	910	977,349
Series A, AMT, 5.00%, 07/01/48	3,015	3,237,567
Series A, AMT, 5.25%, 01/01/51	840	906,436
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	2,580	2,812,535

		20,922,939

Iowa — 1.5%
Iowa Finance Authority, Refunding RB
5.25%, 12/01/25	940	1,055,094
5.88%, 12/01/26	835	863,373
Series B, 5.25%, 12/01/50(g)	5,720	6,408,231
Iowa Tobacco Settlement Authority, Refunding RB, CAB, Series B, 5.60%, 06/01/34	2,695	2,727,717

		11,054,415

Kentucky — 1.1%
Kentucky Economic Development Finance Authority, RB, Series A, 5.25%, 01/01/23(c)	2,055	2,254,541
Kentucky Economic Development Finance Authority, Refunding RB, Series A, (AGM), 5.00%, 12/01/45	2,625	3,094,192
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.75%, 07/01/43(h)	2,485	2,933,791

		8,282,524

Louisiana — 2.3%
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 04/01/45	5,500	6,898,815
Tobacco Settlement Financing Corp., Refunding RB Series A, 5.50%, 05/15/30	1,630	1,633,325

2

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued)
Series A, 5.25%, 05/15/31	$1,750	$1,770,423
Series A, 5.25%, 05/15/32	2,240	2,356,615
Series A, 5.25%, 05/15/33	2,430	2,556,384
Series A, 5.25%, 05/15/35	1,025	1,117,998

		16,333,560

Maryland — 0.3%
County of Prince George’s Maryland, ARB, 5.20%, 07/01/34	1,227	1,228,276
Maryland Health & Higher Educational Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	880	1,075,078

		2,303,354

Massachusetts — 1.4%
Massachusetts Bay Transportation Authority, Refunding RB, Series A-1, 5.25%, 07/01/29	3,250	4,453,215
Massachusetts Housing Finance Agency, RB, M/F Housing
Series C-1, 3.15%, 12/01/49	1,165	1,225,825
Series C-1, 3.25%, 12/01/54	4,280	4,520,664

		10,199,704

Michigan — 2.3%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(c)	8,995	9,646,418
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/49	1,710	2,027,153
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	2,105	2,586,982
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	2,255	2,718,222

		16,978,775

Minnesota — 1.0%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	2,160	2,407,579
Series A, 5.25%, 02/15/53	4,315	5,120,395

		7,527,974

Missouri — 2.0%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	6,030	7,040,326
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
5.50%, 05/01/43	510	541,136
Series C, 5.00%, 11/15/47	5,470	6,621,763

		14,203,225

Nebraska — 0.4%
Central Plains Energy Project, RB
5.25%, 09/01/37	1,670	1,797,087
5.00%, 09/01/42	925	991,720

		2,788,807

Security	Par (000)	Value

New Hampshire(a) — 0.7%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	$3,205	$3,357,846
Series C, AMT, 4.88%, 11/01/42	1,665	1,754,261

		5,112,107

New Jersey — 15.0%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	3,490	3,744,421
5.25%, 11/01/44	3,180	3,395,318
Hudson County Improvement Authority, RB, 4.00%, 10/01/46	3,470	4,117,537
New Jersey Economic Development Authority, RB
4.00%, 11/01/38	1,075	1,231,886
4.00%, 11/01/39	860	983,212
5.00%, 06/15/49	4,850	5,926,215
Series EEE, 5.00%, 06/15/48	7,780	9,334,755
Series B, AMT, 6.50%, 04/01/31	2,295	2,463,545
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	3,040	3,511,534
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.50%, 06/15/21(c)	3,630	3,701,910
Series AA, 5.00%, 06/15/44	3,875	4,285,597
Series AA, 5.00%, 06/15/50	1,255	1,560,354
Series BB, 4.00%, 06/15/50	3,150	3,520,220
Series BB, 5.00%, 06/15/50	10,800	12,944,664
New Jersey Transportation Trust Fund Authority, RB, CAB
Series B, 5.25%, 06/15/36	4,990	5,081,467
Series C, (AMBAC), 0.00%, 12/15/35(d)	7,395	5,292,380
New Jersey Turnpike Authority, RB
Series A, 5.00%, 07/01/22(c)	685	728,080
Series A, 4.00%, 01/01/42(b)	1,530	1,839,106
Series E, 5.00%, 01/01/45	5,425	6,293,108
State of New Jersey, GO
Series A, 4.00%, 06/01/31	1,180	1,483,921
Series A, 3.00%, 06/01/32	2,715	3,134,793
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	5,120	6,268,262
Sub-Series B, 5.00%, 06/01/46	14,860	17,689,195

		108,531,480

New York — 12.5%
City of New York, GO, Series C, 5.00%, 08/01/42	2,330	3,020,402
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,070	4,106,833
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/38	4,960	5,582,976
Series B, 5.25%, 11/15/39	1,765	1,986,649
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	3,335	4,033,949
Series C-1, 5.00%, 11/15/50	1,085	1,333,780
Series C-1, 5.25%, 11/15/55	1,605	2,004,517
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/46	1,090	1,233,106
Series A, 4.00%, 07/01/50	2,240	2,642,013

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Housing Development Corp., RB, M/F Housing, Series A, 3.00%, 11/01/55	$2,220	$2,300,275
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series C, 4.00%, 05/01/45	2,275	2,714,211
Sub-Series C-1, 4.00%, 05/01/40	905	1,094,290
Sub-Series E-1, 5.00%, 02/01/42	4,235	4,435,654
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(a)	3,600	3,658,176
New York Liberty Development Corp., Refunding RB(a)
Series 1, Class 1, 5.00%, 11/15/44	8,145	8,838,954
Series 2, Class 2, 5.15%, 11/15/34	705	773,336
Series 2, Class 2, 5.38%, 11/15/40	1,760	1,936,352
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	3,750	4,712,212
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/49	16,590	19,585,490
Series A, 3.00%, 03/15/50	2,695	2,896,748
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	1,525	1,731,363
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	750	931,988
AMT, 5.00%, 10/01/40	2,120	2,616,207
Port Authority of New York & New Jersey Refunding RB, AMT, 4.00%, 07/15/61(b)	2,315	2,669,589
Triborough Bridge & Tunnel Authority, RB
Series A, 4.00%, 11/15/54	555	655,022
Series A, 5.00%, 11/15/54	1,770	2,271,352
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	431	475,397

		90,240,841

North Carolina — 0.8%
North Carolina Medical Care Commission, RB
Series A, 4.00%, 10/01/40	240	266,421
Series A, 5.00%, 10/01/40	360	429,102
Series A, 4.00%, 10/01/45	220	243,811
Series A, 5.00%, 10/01/45	640	759,949
Series A, 4.00%, 10/01/50	270	299,238
Series A, 5.00%, 10/01/50	720	854,993
North Carolina Medical Care Commission, Refunding RB, Series A, 7.75%, 03/01/21(c)	1,210	1,217,357
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	1,130	1,796,915

		5,867,786

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	2,000	2,430,920

Ohio — 4.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/37	610	737,826
Series A-2, Class 1, 4.00%, 06/01/38	610	736,520
Series A-2, Class 1, 4.00%, 06/01/39	610	734,214
Series A-2, Class 1, 4.00%, 06/01/48	1,605	1,861,238
Series B-2, Class 2, 5.00%, 06/01/55	7,035	8,200,207
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 4.00%, 11/01/44	4,160	4,496,170

Security	Par (000)	Value

Ohio (continued)
County of Franklin Ohio, RB
Series 2017, 5.00%, 12/01/46	$840	$1,024,296
Series A, 6.13%, 07/01/22(c)	80	86,822
Series A, 6.13%, 07/01/40	1,300	1,387,282
Series A, 4.00%, 12/01/49	1,060	1,247,281
County of Hamilton Ohio, Refunding RB
4.00%, 08/15/50	1,245	1,454,969
Series A, 3.75%, 08/15/50	2,190	2,476,386
County of Montgomery Ohio, Refunding RB, 3.00%, 08/01/51(b)	1,270	1,349,248
Ohio Air Quality Development Authority, RB, AMT,
5.00%, 07/01/49(a)	1,545	1,731,142
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,685	1,883,291

		29,406,892

Oklahoma — 1.7%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/57	2,460	2,927,277
Oklahoma Turnpike Authority, RB
Series A, 4.00%, 01/01/48	4,320	4,924,066
Series C, 4.00%, 01/01/42	4,115	4,747,681

		12,599,024

Oregon — 0.7%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 5.00%, 07/01/45	3,755	4,726,005

Pennsylvania — 3.9%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	5,250	5,449,237
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42	1,325	1,376,688
Montgomery County Higher Education and Health Authority, Refunding RB
Series A, 5.00%, 09/01/43	2,610	3,130,277
Series A, 4.00%, 09/01/49	1,185	1,308,963
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	1,765	2,031,339
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,210	3,411,299
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	4,875	5,662,654
Pennsylvania Turnpike Commission RB, 4.00%, 12/01/50	2,865	3,352,480
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	2,305	2,692,033

		28,414,970

Puerto Rico — 5.7%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	1,430	1,467,423
5.63%, 05/15/43	1,430	1,447,375
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	5,165	5,443,548
Series A, Senior Lien, 5.13%, 07/01/37	1,470	1,555,304
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,817	4,271,948
Series A-1, Restructured, 5.00%, 07/01/58	14,706	16,701,016
Series A-2, Restructured, 4.78%, 07/01/58	6,236	6,988,436

4

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/46	$8,495	$2,686,544
Series A-1, Restructured, 0.00%, 07/01/51	1,547	351,494

		40,913,088

Rhode Island — 2.8%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(e)(f)	4,155	623,250
Tobacco Settlement Financing Corp., Refunding RB
Series B, 4.50%, 06/01/45	8,215	8,730,245
Series B, 5.00%, 06/01/50	9,875	10,677,047

		20,030,542

South Carolina — 3.9%
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/48	6,455	7,636,523
South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	8,090	9,395,807
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	5,000	5,835,950
Series E, 5.25%, 12/01/55	4,550	5,463,595

		28,331,875

Tennessee — 1.0%
Chattanooga Health Educational & Housing Facility Board, RB, Series A, 5.25%, 01/01/23(c)	2,855	3,132,477
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	330	375,735
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB
Series A, 5.00%, 07/01/40	1,440	1,684,353
Series A, 5.25%, 10/01/58	2,025	2,370,526

		7,563,091

Texas — 5.9%
Central Texas Regional Mobility Authority, RB, Series E, Senior Lien, 4.00%, 01/01/50	4,525	5,222,348
Central Texas Regional Mobility Authority, Refunding RB, Sub Lien, 5.00%, 01/01/23(c)	725	792,164
City of Houston Texas Airport System Revenue, RB, Series B-1, AMT, 5.00%, 07/15/30	3,600	3,898,944
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	1,765	1,863,205
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	2,440	3,089,528
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/43	1,525	1,697,783
Harris County Cultural Education Facilities Finance Corp., RB
Series B, 7.00%, 01/01/23(c)	485	548,069
Series B, 6.38%, 01/01/33	460	501,690
North Texas Tollway Authority, RB, CAB, Series B, 0.00%, 09/01/31(c)(d)	4,110	2,256,061
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/38	1,910	2,226,124

Security	Par (000)	Value

Texas (continued)
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	$2,695	$3,400,659
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/48	9,585	11,903,036
Texas Municipal Gas Acquisition & Supply Corp. III Refunding RB(b)
5.00%, 12/15/30	995	1,328,056
5.00%, 12/15/32	895	1,229,641
Texas Transportation Commission, RB, Series A, 5.00%, 08/01/57	2,435	2,865,873

		42,823,181

Utah — 1.0%
County of Utah UT, RB
Series A, 4.00%, 05/15/43	450	540,572
Series A, 3.00%, 05/15/50	2,065	2,218,016
Salt Lake City Corp. Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	1,920	2,276,678
Series A, AMT, 5.00%, 07/01/48	1,845	2,211,565

		7,246,831

Vermont — 1.2%
Vermont Educational & Health Buildings Financing Agency, Refunding RB
5.00%, 11/01/49	3,640	4,585,344
4.00%, 11/01/50	3,275	3,822,875

		8,408,219

Virginia — 1.1%
Virginia Small Business Financing Authority, RB
AMT, Senior Lien, 5.25%, 01/01/32	3,270	3,488,469
AMT, Senior Lien, 6.00%, 01/01/37	3,900	4,198,194

		7,686,663

Washington — 1.6%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	3,120	3,714,828
Series C, AMT, 5.00%, 04/01/40	1,565	1,799,296
Washington Health Care Facilities Authority, RB, Series A, 5.75%, 01/01/23(c)	4,745	5,253,664
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	715	809,051

		11,576,839

Wisconsin — 0.3%
Public Finance Authority, RB
Series A, 5.00%, 07/15/39(a)	190	203,699
Series A, 5.00%, 07/15/49(a)	720	757,512
Series A, 5.00%, 07/15/54(a)	345	361,339
Series B, 5.00%, 06/01/49	930	1,031,417

		2,353,967

Total Municipal Bonds — 118.7% (Cost: $764,364,665)		859,657,495

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 2.1%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42(j)	$6,496	$7,557,846
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	6,494	7,910,572

		15,468,418

Colorado — 2.0%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(j)	4,775	5,824,987
County of Adams Colorado, Refunding COP, 4.00%, 12/01/45	7,820	8,760,120

		14,585,107

District of Columbia — 2.2%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	10,265	11,654,262
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, (AGM), 4.00%, 10/01/53	3,779	4,344,571

		15,998,833

Georgia — 1.5%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	6,660	7,630,961
Georgia Housing & Finance Authority, Refunding RB, Series A, 3.60%, 12/01/44	3,037	3,338,907

		10,969,868

Illinois — 0.5%
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(c)	6	6,539
Series C, 4.00%, 02/15/41	2,994	3,380,515

		3,387,054

Massachusetts — 1.3%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	4,333	4,810,184
Massachusetts School Building Authority, RB, Series B, 5.00%, 10/15/21(c)	4,607	4,765,176

		9,575,360

New York — 11.7%
Hudson Yards Infrastructure Corp., RB(j)
5.75%, 02/15/21	755	757,580
5.75%, 02/15/47	465	466,040
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	21,629	22,565,728
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(j)	13,081	13,609,563
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	2,760	3,257,269

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	$12,580	$14,733,822
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/50	6,065	7,016,906
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/46	13,980	16,062,181
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	5,400	6,449,490

		84,918,579

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(c)	5,290	6,426,504

Pennsylvania — 0.9%
Pennsylvania Turnpike Commission, RB, Sub- Series A, 5.50%, 12/01/42	4,877	6,077,572

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/22(c)	3,272	3,473,547

Texas — 6.6%
Board of Regents of the University of Texas System, Refunding RB, Series B, 5.00%, 08/15/43	6,243	6,692,225
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(c)	5,060	5,548,847
Lower Colorado River Authority, Refunding, RB, 4.00%, 05/15/43	4,335	4,527,691
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Refunding RB, Series A, 5.00%, 11/01/21(c)	6,920	7,172,372
San Antonio Public Facilities Corp., Refunding RB, 4.00%, 09/15/42	5,700	5,993,151
Texas Water Development Board, RB, Series A, 4.00%, 10/15/49	14,560	17,533,152

		47,467,438

Virginia — 2.3%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/60(j)	4,496	5,326,979
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	10,097	11,614,687

		16,941,666

6

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 1.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB
4.00%, 12/01/46	$5,950	$6,630,188
4.00%, 12/15/49(j)	6,200	7,244,266

		13,874,454

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.4% (Cost: $230,302,967)		249,164,400

Total Long-Term Investments — 153.1% (Cost: $994,667,632)		1,108,821,895

	Shares

Short-Term Securities

Money Market Funds — 3.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(k)(l)	25,237,286	25,242,334

Total Short-Term Securities — 3.5% (Cost: $25,242,334)		25,242,334

Total Investments — 156.6% (Cost: $1,019,909,966)		1,134,064,229
Liabilities in Excess of Other Assets — (1.8)%		(13,241,546)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.1)%		(145,374,665)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (34.7)%		(251,076,131)

Net Assets Applicable to Common Shares — 100.0%		$724,371,887

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 15, 2021 to February 15, 2047, is $22,205,586.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$20,527,420	$4,713,091	(a)	$—	$9,202	$(7,379)	$25,242,334	25,237,286	$1,295	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Fund, Inc. (MYD)

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$859,657,495	$—	$859,657,495
Municipal Bonds Transferred to Tender Option Bond Trusts	—	249,164,400	—	249,164,400
Short-Term Securities
Money Market Funds	25,242,334	—	—	25,242,334

	$25,242,334	$1,108,821,895	$—	$1,134,064,229

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(145,316,053)	$—	$(145,316,053)
VRDP Shares at Liquidation Value	—	(251,400,000)	—	(251,400,000)

	$—	$(396,716,053)	$—	$(396,716,053)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

8